The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—6.4%
Communication Services—1.3%
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	$5,449	$5,360
CommScope LLC
144A 7.125%, 7/1/28(1)	2,800	2,810
144A 9.500%, 12/15/31(1)	4,486	4,644
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	4,499	4,572
EchoStar Corp. 10.750%, 11/30/29	12,794	14,076
		31,462

Energy—1.2%
California Resources Corp. 144A 7.125%, 2/1/26(1)	4,634	4,631
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	503	502
Shelf Drilling Holdings Ltd. 144A 9.625%, 4/15/29(1)(2)	22,299	23,303
		28,436

Financials—3.4%
Frontier Communications Holdings LLC
5.875%, 11/1/29	20,948	21,169
144A 6.000%, 1/15/30(1)	23,463	23,739
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	880	737
Nationstar Mortgage Holdings, Inc.
144A 5.125%, 12/15/30(1)	6,395	6,451
144A 5.750%, 11/15/31(1)	25,152	25,416
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	4,088	4,152
		81,664

Industrials—0.1%
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	1,356	1,374
Information Technology—0.1%
ams-OSRAM AG RegS 10.500%, 3/30/29(3)	2,990 EUR	3,740
Materials—0.3%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	8,202	8,205
Total Corporate Bonds and Notes (Identified Cost $153,691)		154,881

Leveraged Loans—3.6%
Media / Telecom - Telecommunications—2.6%
Lumen Technologies, Inc.
Tranche B-1 (1 month Term SOFR + 2.464%) 6.628%, 4/15/29(4)	14,625	14,518
Tranche B-2 (1 month Term SOFR + 2.464%) 6.628%, 4/15/30(4)	44,633	44,305
	Par Value	Value

Media / Telecom - Telecommunications—continued
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.002%, 5/13/27(4)	$5,219	$5,059
		63,882

Media / Telecom - Wireless Communications—1.0%
Commscope, Inc. 0.000%, 12/17/29(4)(5)	23,242	23,504
Total Leveraged Loans (Identified Cost $87,803)		87,386

	Shares
Common Stocks—45.9%
Communication Services—15.2%
Electronic Arts, Inc.	112,816	22,755
Endeavor Group Holdings, Inc. Class A (6)(7)	4,740,188	143,533
Frontier Communications Parent, Inc.(8)(9)	1,911,020	71,376
GCI Liberty, Inc. Class A(8)	8,991	337
GCI Liberty, Inc. Escrow Share(6)(8)	70,800	9
Interpublic Group of Cos., Inc. (The)(9)	1,892,255	52,813
Liberty Broadband Corp. Class A(8)	633,284	40,106
TEGNA, Inc.	1,072,693	21,808
Warner Bros Discovery, Inc.(8)	800,400	15,632
		368,369

Consumer Discretionary—0.1%
Hanesbrands, Inc.(8)	382,599	2,521
Consumer Staples—5.3%
Kellanova(9)	1,558,008	127,788
Energy—0.3%
Aris Water Solutions, Inc. Class A	302,085	7,449
Financials—8.1%
Acropolis Infrastructure(6)(8)	315,662	—
Cantaloupe, Inc.(8)	1,227,261	12,972
Guild Holdings Co. Class A(2)	89,694	1,788
Mr. Cooper Group, Inc.	650,890	137,201
ProAssurance Corp.(8)	1,437,754	34,492
Veritex Holdings, Inc.	326,449	10,946
Zalatoris Acquisition Corp.(6)(8)	252,668	—
		197,399

Health Care—2.2%
ABIOMED, Inc.(6)(8)	60,860	110
Inhibrx, Inc.(8)	198,509	223
Merus N.V.(8)	97,212	9,153
Verona Pharma plc ADR(8)	410,715	43,827
		53,313

Industrials—6.6%
Air Lease Corp. Class A	130,854	8,329
Chart Industries, Inc.(8)	497,908	99,656
Norfolk Southern Corp.	115,818	34,793
Spirit AeroSystems Holdings, Inc. Class A(8)	266,800	10,299
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Industrials—continued
TaskUS, Inc. Class A(8)	339,229	$6,055
		159,132

Information Technology—5.0%
Clearwater Analytics Holdings, Inc. Class A (8)	66,200	1,193
CyberArk Software Ltd.(8)(9)	248,224	119,929
		121,122

Materials—2.9%
Teck Resources Ltd. Class B	1,580,353	69,362
Utilities—0.2%
ALLETE, Inc.	71,320	4,736
Total Common Stocks (Identified Cost $1,038,293)		1,111,191

Affiliated Mutual Fund—4.2%
Equity Fund—4.2%
Virtus Westchester Event-Driven Fund Class I(10)	9,005,210	102,119
Total Affiliated Mutual Fund (Identified Cost $94,652)		102,119

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(8)	136,884	62
Health Care—0.0%
Akouos, Inc., 12/31/49(6)(8)	336,679	252
Bristol-Myers Squibb Co., 12/31/35(6)(8)	453,175	397
		649

Total Rights (Identified Cost $—)		711

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(8)	116,254	6
GIBO Holdings Ltd., 05/08/30(8)	60,681	3
		9

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(8)	63,240	2
ECARX Holdings, Inc., 12/21/27(8)	81,099	4
Grove Collaborative Holdings, 06/16/27(8)	78,996	1
Zapp Electric Vehicles Group Ltd., 03/03/28(8)	168,623	1
		8

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(8)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(8)	124,247	17
Alchemy Investments Acquisition Corp. 1, 06/26/28(8)	183,897	24
	Shares	Value

Financials—continued
Aldel Financial II, Inc., 10/10/29(8)	274,770	$140
AltEnergy Acquisition Corp., 11/10/28(8)	62,809	2
Andretti Acquisition Corp. II, 10/24/29(8)	197,279	39
Archimedes Tech SPAC Partners II Co., 04/02/30(8)	171,663	60
Cartesian Growth Corp. II, 07/12/28(8)	69,832	8
Centurion Acquisition Corp., 08/01/29(8)	49,373	15
Copley Acquisition Corp., 05/23/30(8)	346,519	70
Corner Growth Acquisition Corp., 12/31/27(6)(8)	62,938	—
EVe Mobility Acquisition Corp., 12/31/28(6)(8)	75,122	—
Fact II Acquisition Corp., 12/20/29(8)	200,055	56
Gesher Acquisition Corp. II, 03/12/30(8)	99,312	32
Goal Acquisitions Corp., 02/11/26(8)	564,935	6
Graf Global Corp., 08/07/29(8)	94,292	31
Iron Horse Acquisitions Corp., 02/16/29(8)	187,379	19
Israel Acquisitions Corp., 02/28/28(8)	147,685	27
Keen Vision Acquisition Corp., 09/15/28(8)	537,265	35
Launch Two Acquisition Corp., 11/26/29(8)	117,471	43
Live Oak Acquisition Corp. V, 04/17/30(8)	89,888	38
Newbury Street Acquisition Corp., 12/31/27(8)	31,054	— (11)
Newbury Street II Acquisition Corp., 12/29/29(8)	189,039	44
NewHold Investment Corp. III, 04/17/30(8)	86,725	31
Plum Acquisition Corp. III, 03/31/28(8)	83,333	14
Roman DBDR Acquisition Corp. II, 02/03/30(8)	123,638	64
SIM Acquisition Corp. I, 08/28/29(8)	147,304	56
Slam Corp. Class A, 12/31/27(8)	55,909	— (11)
Stellar V Capital Corp., 03/24/30(8)	82,858	29
Target Global Acquisition I Corp., 12/31/27(8)	125,200	2
Texas Ventures Acquisition III Corp., 05/15/31(8)	336,105	370
Titan Acquisition Corp., 06/02/30(8)	607,318	183
Voyager Acquisition Corp., 05/16/31(8)	160,809	27
XBP Global Holdings, Inc., 12/31/27(8)	40,000	2
Zeo Energy Corp., 10/20/26(8)	73,376	4
		1,488

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(8)	62,781	1
Psyence Biomedical Ltd., 01/25/29(8)	85,245	2
Tevogen Bio Holdings, Inc., 11/04/26(8)	83,731	5
		8

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(8)	58,300	4
Getaround, Inc., 03/09/26(8)	12,698	— (11)
Volato Group, Inc., 12/03/28(8)	167,228	2
		6

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(8)	403,622	— (11)
LeddarTech Holdings, Inc., 09/21/28(8)	155,088	— (11)
Movella Holdings, Inc., 12/31/27(8)	74,121	— (11)
		—

Total Warrants (Identified Cost $2,292)		1,519

	Shares/Units
Special Purpose Acquisition Companies—29.3%
1RT Acquisition Corp.(8)	22,325	234
A Paradise Acquisition Corp.(8)	82,202	820
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares/Units	Value
A Paradise Acquisition Corp. Class A(8)	121,329	$1,201
A SPAC III Acquisition Corp. Class A(8)	187,226	1,938
AA Mission Acquisition Corp. Class A(8)(12)	2,580,868	27,151
Agriculture & Natural Solutions Acquisition Corp.(8)(12)	2,324,110	25,379
Ai Transportation Acquisition Corp.(8)	266,299	2,929
Aimei Health Technology Co., Ltd.(8)	269,392	81
Aldel Financial II, Inc.(8)	1,100,357	11,499
Andretti Acquisition Corp. II Class A(8)	1,055,904	11,055
Archimedes Tech SPAC Partners II Co.(8)	783,967	8,004
Armada Acquisition Corp. II(2)(8)	470,438	4,893
Armada Acquisition Corp. II Class A(8)	520,269	5,432
Artius II Acquisition, Inc. Class A(8)	943,963	9,562
Axiom Intelligence Acquisition Corp. 1(8)	143,743	1,449
Axiom Intelligence Acquisition Corp. 1 Class A(8)	412,056	4,100
Bain Capital GSS Investment Corp.(8)	20,609	208
Bayview Acquisition Corp.(8)	233,688	37
Bayview Acquisition Corp. Class A(8)	144,161	1,605
Berto Acquisition Corp.(8)	62,226	665
BEST SPAC I Acquisition Corp.(8)	41,072	417
Black Hawk Acquisition Corp.(8)	9,803	12
Bleichroeder Acquisition Corp. I(8)	1,173,084	12,188
Blue Acquisition Corp.(8)	164,288	1,666
Blue Acquisition Corp. Class A(8)	1,173,004	11,724
Blue Water Acquisition Corp. III(8)	410,760	4,145
Blue Water Acquisition Corp. III Class A(8)	391,495	3,899
BTC Development Corp.(8)	41,217	416
Cal Redwood Acquisition Corp.(8)	123,178	1,260
Cal Redwood Acquisition Corp. Class A(8)	410,664	4,107
Cantor Equity Partners I, Inc. Class A(8)	104,507	1,093
Cantor Equity Partners III, Inc. Class A(8)	41,061	424
Cantor Equity Partners IV, Inc. Class A(8)	164,837	1,680
Cartesian Growth Corp. II Class A(8)	894,533	10,824
Cartesian Growth Corp. III(2)(8)	647,325	6,583
Cartesian Growth Corp. III Class A(8)	560,928	5,635
Cayson Acquisition Corp.(8)	300,817	3,147
Cayson Acquisition Corp.(8)	134,839	22
Centurion Acquisition Corp.(8)	659,128	6,954
ChampionsGate Acquisition Corp.(8)	49,277	499
Charlton Aria Acquisition Corp. Class A(8)	189,665	1,969
Chenghe Acquisition III Co.(8)	226,646	2,262
Churchill Capital Corp. IX(8)	70,257	736
CO2 Energy Transition Corp.(8)	125,000	1,270
Cohen Circle Acquisition Corp. II(8)	172,946	1,780
Columbus Acquisition Corp.(8)	89,000	909
Columbus Circle Capital Corp. I Class A(8)	124,386	1,259
Copley Acquisition Corp. Class A(8)	781,303	7,899
Crane Harbor Acquisition Corp.(8)	961,535	308
Crane Harbor Acquisition Corp. Class A(8)	961,535	9,740
CSLM Digital Asset Acquisition Corp. III Ltd.(8)	329,668	3,330
D Boral ARC Acquisition I Corp. Class A(8)	806,275	7,998
Drugs Made In America Acquisition Corp.(8)	1,627,571	16,715
Drugs Made In America Acquisition Corp.(8)	458,571	100
Drugs Made In America Acquisition II Corp.(8)	164,860	1,640
DT Cloud Acquisition Corp.(8)	124,820	17
DT Cloud Star Acquisition Corp.(8)(12)	602,791	6,317
Dune Acquisition Corp. II(8)	582,415	5,952
EGH Acquisition Corp.(8)	61,616	617
EGH Acquisition Corp. Class A(8)	205,349	2,058
Emmis Acquisition Corp.(8)	144,253	1,440
EQV Ventures Acquisition Corp. Class A(8)	133,563	1,386
EQV Ventures Acquisition Corp. II(8)	405,332	4,057
ESH Acquisition Corp.(8)	321,082	56
Eureka Acquisition Corp.(8)	41,046	439
	Shares/Units	Value
Fact II Acquisition Corp.(8)	1,009,075	$10,393
FG Merger II Corp.(8)	272,742	2,725
Fifth Era Acquisition Corp. I Class A(8)	71,110	722
FIGX Capital Acquisition Corp.(8)	69,803	703
FIGX Capital Acquisition Corp. Class A(8)	104,597	1,045
Flag Ship Acquisition Corp.(8)	43,434	459
Future Vision II Acquisition Corp.(8)	322,503	3,373
FutureCrest Acquisition Corp.(8)	8,243	87
Galata Acquisition Corp. II(8)	144,239	1,440
Gesher Acquisition Corp. II Class A(8)	198,625	2,016
GigCapital7 Corp. Class A(8)	711,013	7,494
Globa Terra Acquisition Corp. Class A(8)	1,123,374	11,211
Gores Holdings X, Inc.(8)	423,383	4,369
GP-Act III Acquisition Corp. Class A(8)	1,089,048	11,544
Graf Global Corp. Class A(8)	188,770	1,990
GSR III Acquisition Corp.(8)	297,802	3,085
GSR IV Acquisition Corp.(8)	556,305	5,638
Haymaker Acquisition Corp. 4(8)(12)	1,780,002	20,185
HCM III Acquisition Corp.(8)	20,555	212
Horizon Space Acquisition I Corp.(8)(12)	253,150	3,119
Horizon Space Acquisition II Corp.(8)	383,896	3,969
IB Acquisition Corp.(8)	344,716	3,651
IB Acquisition Corp.(8)	344,716	28
Integrated Wellness Acquisition Corp. Class A(8)	54,434	659
Iron Horse Acquisitions Corp.(8)	187,379	137
Jackson Acquisition Co. II(8)	781,676	195
Jackson Acquisition Co. II Class A(8)	1,081,376	11,225
Jena Acquisition Corp. II(8)	328,390	3,419
Jena Acquisition Corp. II Class A(8)	421,976	4,283
K&F Growth Acquisition Corp. II(8)	206,991	27
K&F Growth Acquisition Corp. II Class A(8)	1,789,991	18,294
Keen Vision Acquisition Corp.(8)	70,000	812
Kochav Defense Acquisition Corp.(8)	938,080	9,606
Kochav Defense Acquisition Corp. Class A(8)	239,934	2,407
Lakeshore Acquisition III Corp.(8)(12)	566,036	5,708
Lakeshore Acquisition III Corp.(8)	360,704	72
Launch Two Acquisition Corp. Class A(8)	888,665	9,278
Legato Merger Corp. III(8)	451,946	4,854
Lightwave Acquisition Corp.(8)	406,516	4,081
Lionheart Holdings Class A(8)	247,198	2,598
Live Oak Acquisition Corp. V Class A(8)	447,323	4,554
M3-Brigade Acquisition VI Corp.(8)	41,204	417
Maywood Acquisition Corp. Class A(8)	501,772	5,128
McKinley Acquisition Corp.(8)	82,396	823
Melar Acquisition Corp. I Class A(8)	402,775	4,233
Mountain Lake Acquisition Corp.(8)	712,783	143
Mountain Lake Acquisition Corp. Class A(8)	997,224	10,271
Nabors Energy Transition Corp. II Class A(8)(12)	1,132,466	12,695
New Providence Acquisition Corp. III(8)	1,058,688	10,883
Newbury Street II Acquisition Corp. Class A(8)	768,439	7,957
NewHold Investment Corp. III Class A(8)	408,082	4,154
NMP Acquisition Corp. Class A(8)	412,088	4,092
Origin Investment Corp. I(8)	370,300	3,718
OTG Acquisition Corp. I(8)	103,025	1,037
Oxley Bridge Acquisition Ltd.(8)	164,263	1,651
Oxley Bridge Acquisition Ltd. Class A(8)	361,654	3,595
Oyster Enterprises II Acquisition Corp.(8)	768,972	7,690
Oyster Enterprises II Acquisition Corp. Class A(8)	343,448	3,441
Pantages Capital Acquisition Corp.(8)	425,393	4,373
Pantages Capital Acquisition Corp.(8)	367,393	44
Patria Latin American Opportunity Acquisition Corp.(8)	442,691	5,357
Perimeter Acquisition Corp. I(8)	123,197	1,294
Pioneer Acquisition I Corp.(8)	709,804	7,134
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares/Units	Value
Plum Acquisition Corp. IV(8)	1,161,286	$11,996
ProCap Acquisition Corp.(8)	56,745	601
ProCap Acquisition Corp. Class A(8)	202,759	2,082
Quantumsphere Acquisition Corp.(8)	82,383	835
Quartzsea Acquisition Corp.(8)	283,194	2,874
Real Asset Acquisition Corp. Class A(8)	203,687	2,065
Republic Digital Acquisition Co.(8)	62,226	652
RF Acquisition Corp. II(8)	246,701	2,632
Rising Dragon Acquisition Corp.(8)	350,634	3,654
Roman DBDR Acquisition Corp. II(8)	235,114	2,424
Siddhi Acquisition Corp. Class A(8)	560,938	5,694
Silver Pegasus Acquisition Corp.(8)	102,663	1,046
Silver Pegasus Acquisition Corp. Class A(8)	206,049	2,054
Silverbox Corp. IV Class A(8)	293,505	3,073
SIM Acquisition Corp. I Class A(8)	1,097,981	11,529
Sizzle Acquisition Corp. II(8)	910,825	155
Sizzle Acquisition Corp. II Class A(8)	1,374,926	13,914
Solarius Capital Acquisition Corp. Class A(8)	247,218	2,462
Soulpower Acquisition Corp.(8)	1,117,148	212
Soulpower Acquisition Corp. Class A(8)	1,142,683	11,518
Spring Valley Acquisition Corp. II(8)	52,958	27
Spring Valley Acquisition Corp. III(8)	164,836	1,714
Stellar V Capital Corp. Class A(8)	165,716	1,707
Tavia Acquisition Corp.(8)	625,033	6,469
Tavia Acquisition Corp.(8)	363,217	71
Texas Ventures Acquisition III Corp. Class A(8)	452,937	4,851
Thayer Ventures Acquisition Corp. II(8)	232,490	2,371
Thayer Ventures Acquisition Corp. II Class A(8)	205,227	2,058
Titan Acquisition Corp. Class A(8)	1,214,636	12,292
Translational Development Acquisition Corp.(8)	162,558	1,681
UY Scuti Acquisition Corp.(8)	291,138	58
UY Scuti Acquisition Corp.(8)	291,138	2,975
Vendome Acquisition Corp. I Class A(8)	425,585	4,226
Vine Hill Capital Investment Corp. Class A(8)	659,581	7,064
Voyager Acquisition Corp.(8)	1,150,649	12,036
Wen Acquisition Corp.(8)	315,909	3,295
Wen Acquisition Corp. Class A(8)	43,075	436
Wintergreen Acquisition Corp.(8)	3,715	38
Wintergreen Acquisition Corp.(8)	206,045	2,073
YHN Acquisition I Ltd.(8)	361,692	3,780
Zalatoris II Acquisition Corp.(8)	39,608	416
Total Special Purpose Acquisition Companies (Identified Cost $687,225)		708,098

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,818)		201

Escrow Notes—1.4%
Financials—1.4%
Altaba, Inc. Escrow(8)	25,792,925	34,820
	Shares	Value

Financials—continued
Pershing Square Escrow(6)(8)	547,537	$—
		34,820

Total Escrow Notes (Identified Cost $11,446)		34,820

Total Long-Term Investments—90.9% (Identified Cost $2,077,220)		2,200,926

Short-Term Investments—8.3%
Money Market Mutual Funds—8.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 3.969%)(10)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.034%)(10)	7,203,920	7,204
Total Short-Term Investments (Identified Cost $200,004)		200,004

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(10)(13)	12,807,553	12,807
Total Securities Lending Collateral (Identified Cost $12,808)		12,807

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—99.7% (Identified Cost $2,290,032)		2,413,737

Securities Sold Short—(11.0)%

Common Stocks—(10.9)%
Communication Services—(0.7)%
Charter Communications, Inc. Class A(8)	(55,656)	(15,311)
GCI Liberty, Inc. Class A(8)	(8,991)	(338)
(15,649)

Consumer Discretionary—(0.1)%
Gildan Activewear, Inc. Class A	(39,056)	(2,258)
Financials—(5.5)%
Huntington Bancshares, Inc.	(9,366)	(162)
Rocket Cos., Inc. Class A	(6,897,591)	(133,675)
(133,837)

Industrials—(0.1)%
Union Pacific Corp.	(8,145)	(1,925)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Information Technology—(4.5)%
Clearwater Analytics Holdings, Inc.	(66,200)	$(1,193)
Palo Alto Networks, Inc.(8)	(534,065)	(108,746)
(109,939)

Total Common Stocks (Identified Proceeds $(220,795))		(263,608)

Master Limited Partnerships and Related Companies—(0.1)%
Energy—(0.1)%
Western Midstream Partners LP	(69,978)	(2,749)
Total Master Limited Partnerships and Related Companies (Identified Proceeds $(2,669))		(2,749)

Total Securities Sold Short (Identified Proceeds $(223,464))		(266,357)

Written Options—(0.6)%
(See open written options schedule)
Total Written Options (Premiums Received $9,001)		(13,879)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—88.1% (Identified Cost $2,057,567)		$2,133,501
Other assets and liabilities, net—11.9%		288,015
NET ASSETS—100.0%		$2,421,516

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $115,896 or 4.8% of net assets.

(2)	All or a portion of security is on loan.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)
Delisted security. As of September 30, 2025, the common stock is classified as a
Level 3 investment due to the absence of observable market inputs and had a cost of $143,533 and its market value represents 5.9% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.

(8)	Non-income producing.
(9)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $341,229.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Amount is less than $500 (not in thousands).
(12)	Affiliated investment.
(13)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	55%
Cayman Islands	33
Israel	6
Canada	3
United Kingdom	2
Virgin Islands(British)	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2025.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Open purchased options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
SPDR S&P 500® ETF Trust	1,779	$111,188	$625.00	10/17/25	$160
Teck Resources Ltd.	13,544	47,404	35.00	10/17/25	41
Total Purchased Options					$201
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of September 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Air Lease Corp.	(851)	$(5,532)	$65.00	02/20/26	$(40)
Electronic Arts, Inc.	(299)	(5,980)	200.00	10/17/25	(81)
Electronic Arts, Inc.	(240)	(5,040)	210.00	11/21/25	(10)
Electronic Arts, Inc.	(238)	(4,998)	210.00	03/20/26	(17)
SPDR S&P 500® ETF Trust	(667)	(43,688)	655.00	10/17/25	(1,026)
Teck Resources Ltd.	(2,921)	(11,392)	39.00	10/17/25	(1,373)
Teck Resources Ltd.	(10,623)	(40,367)	38.00	10/17/25	(6,448)
TEGNA, Inc.	(1,488)	(3,274)	22.00	12/19/25	(15)
Warner Bros Discovery, Inc.	(8,004)	(11,206)	14.00	12/19/25	(4,802)
Western Midstream Partners LP	(59)	(236)	40.00	10/17/25	(1)
Western Midstream Partners LP	(246)	(984)	40.00	11/21/25	(12)
					(13,825)
Put Option(2)
SPDR S&P 500® ETF Trust	(1,112)	(66,720)	600.00	10/17/25	(53)
Total Written Options					$(13,878)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	1,756,148	USD	11,909	GS	10/15/25	$—	$(14)
USD	12,003	JPY	1,756,148	GS	10/15/25	108	—
USD	13,660	EUR	11,780	GS	10/20/25	—	(187)
USD	56,080	EUR	48,454	GS	11/05/25	—	(934)
USD	17,962	EUR	15,418	GS	12/16/25	—	(220)
USD	19,157	GBP	14,322	GS	12/17/25	—	(106)
USD	3,852	EUR	3,275	JPM	12/18/25	—	(10)
USD	54,847	GBP	40,486	GS	12/18/25	392	—
Total						$500	$(1,471)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Over-the-counter total return swaps outstanding as of September 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	5.320% (0.750% + OBFR)	1 Month	BAML	03/03/26	$— (5)	$317	$317	$—
Covestro AG	Pay	4.090% (0.610% + OBFR)	1 Month	GS	12/31/25	28,928	1,064	1,064	—
Frontier Communications Parent, Inc.	Pay	4.090% (0.610% + OBFR)	1 Month	GS	10/14/26	24,029	(28)	—	(28)
Just Eat Takeaway.com N.V.	Pay	4.090% (0.850% + OBFR)	1 Month	GS	05/06/26	53,016	3,498	3,498	—
Just Group plc	Pay	4.090% (0.850% + OBFR)	1 Month	GS	09/03/26	18,483	149	149	—
Mr. Cooper Group, Inc.	Pay	4.090% (0.610% + OBFR)	1 Month	GS	08/10/26	3,211	1,517	1,517	—
Spectris	Pay	4.090% (0.610% + OBFR)	1 Month	GS	08/05/26	53,478	(13)	—	(13)
							6,504	6,545	(41)
Short Total Return Swap Contracts
Anglo American plc	Receive	4.090% ((0.350)% + OBFR)	1 Month	GS	10/28/26	(2,795)	(155)	—	(155)
Anglo American plc	Receive	3.740% ((0.350)% + OBFR)	3 Month	JPM	10/30/26	(7,905)	(400)	—	(400)
Boeing Co.	Receive	4.090% ((0.350)% + OBFR)	1 Month	GS	09/01/26	(10,829)	501	501	—
Charter Communications, Inc. Class A	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/15/26	(24,671)	(1,054)	—	(1,054)
Huntington Bancshares, Inc.	Receive	4.090% ((0.350)% + OBFR)	1 Month	GS	09/01/26	(7,495)	(295)	—	(295)
Huntington Bancshares, Inc.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/15/26	(3,147)	67	67	—
Omnicom Group	Receive	4.090% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(51,387)	(2,055)	—	(2,055)
Palo Alto Networks, Inc.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	09/21/26	(2,184)	(264)	—	(264)
Rocket Cos., Inc. Class A	Receive	4.090% ((11.495)% + OBFR)	1 Month	GS	08/10/26	(3,305)	(1,442)	—	(1,442)
Rocket Cos., Inc. Class A	Receive	(5.790)% ((9.880)% + OBFR)	3 Month	JPM	08/31/26	(4,048)	(1,015)	—	(1,015)
Union Pacific Corp.	Receive	3.840% ((0.250)% + OBFR)	3 Month	JPM	10/26/26	(23,901)	(1,511)	—	(1,511)
Western Midstream Partners LP	Receive	4.090% ((2.143)% + OBFR)	1 Month	GS	09/22/26	(2,416)	(67)	—	(67)
Western Midstream Partners LP	Receive	0.250% ((3.840)% + OBFR)	3 Month	JPM	10/13/26	(785)	(24)	—	(24)
							(7,714)	568	(8,282)
Total							$(1,210)	$7,113	$(8,323)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$154,881	$—	$154,881	$—
Leveraged Loans	87,386	—	87,386	—
Equity Securities:
Common Stocks	1,111,191	967,316	223	143,652 (1)
Rights	711	—	—	711
Warrants	1,519	1,513	6	— (1)
Special Purpose Acquisition Companies	708,098	701,102	6,996	—
Escrow Notes	34,820	—	34,820	— (1)
Affiliated Mutual Fund	102,119	102,119	—	—
Money Market Mutual Funds	200,004	200,004	—	—
Securities Lending Collateral	12,807	12,807	—	—
Other Financial Instruments:
Purchased Options	201	201	—	—
Forward Foreign Currency Exchange Contracts*	500	—	500	—
Over-the-Counter Total Return Swaps*	7,113	—	6,796	317
Total Assets	2,421,350	1,985,062	291,608	144,680
Liabilities:
Securities Sold Short:
Common Stocks	(263,608)	(263,608)	—	—
Master Limited Partnerships and Related Companies	(2,749)	(2,749)	—	—
Other Financial Instruments:
Written Options	(13,879)	(13,838)	(41)	—
Forward Foreign Currency Exchange Contracts*	(1,471)	—	(1,471)	—
Over-the-Counter Total Return Swaps*	(8,323)	—	(8,323)	—
Total Liabilities	(290,030)	(280,195)	(9,835)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,131,320	$1,704,867	$281,773	$144,680

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of $143,533 were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $9 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$1,251	$122 (a)	$767	$—	$— (a)	$362
Net change in unrealized appreciation (depreciation)(b)	(114)	(12)	(57)	—	—	(45)
Transfers into Level 3(c)	143,543	143,543	—	— (a)	—	—
Balance as of September 30, 2025	$144,680	$143,653	$710	$— (a)	$— (a)	$317
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025, was $(4,241).
(c) “Transfers into and/or from” represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2025:

Investments in Securities – Assets	Ending Balance at September 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Endeavor Group Holdings, Inc. Class A	$143,533	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.